UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              FORM 13F COVER PAGE

                     Report for the Calendar Year or Quarter Ended: 12/31/2008
                        Check here if Amendment [  ]; Amendment Number:

This  Amendment (check only one.):

          [  ]   is a restatement.
          [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       -----------------------
Address:  645 Madison Avenue, New York, New York 10022
          --------------------------------------------

Form 13F File Number:  028-05653
                       ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Reporting  Manager:


Name:  Philippe E. Baumann
       -------------------
Title: Executive Vice President
       ------------------------
Phone: 212-888-8123
       ------------
Signature, Place, and Date of Signing:

/s/  Philippe E. Baumann
--------------------------
New York, New York
January 23, 2008

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:           0
                                             -

Form 13F Information Table Entry  Total:     38
                                             --
Form 13F Information Table Value Total:    $1,562,935 (In Thousands)
                                           -------------------------
List  of  Other  Included  Managers:
     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
No.     NONE

                                                         FORM 13F
                                                    As of: 12/31/2008
                                             Name of Reporting Stralen & Company

ITEM 1:                   ITEM 2:        ITEM 3:   ITEM 4:       ITEM 5:              ITEM 6:           ITEM 7        ITEM 8
                                                                                      INVESTMENT
                                                                                      DISCRETION                       VOTING
                          TITLE                   FAIR                        (a)     (b)        (c)               AUTORITY (SHARES)
                           OF                     MARKET  SHARES OR  SH/PUT/         SHARED-AS   SHARED- OTHER     (a)    (b)    (c)
NAME OF ISSUER            CLASS        CUSIP NO.  VALUE   PRINCIPAL  PRN/CALL  SOLE  DEFINED IN  OTHER  MANAGERS  SOLE  SHARED  NONE
                                                 ("000"                              Inst. V           Inst. V
                                                 omitted)
CISCO SYS INC          Common Stocks   17275R102   38,669  2,372,309   SH      Sole                             2,188,009    184,300
HEWLETT PACKARD CO     Common Stocks   428236103   42,369  1,167,525   SH      Sole                             1,076,025     91,500
INTEL CORP             Common Stocks   458140100   42,674  2,910,919   SH      Sole                             2,688,719    222,200
MICROSOFT CORP         Common Stocks   594918104   38,743  1,992,969   SH      Sole                             1,835,369    157,600
ABBOTT LABS            Common Stocks   002824100   52,916    991,500   SH      Sole                               922,500     69,000
JOHNSON & JOHNSON      Common Stocks   478160104   40,595    678,500   SH      Sole                               633,700     44,800
LILLY ELI & CO         Common Stocks   532457108   44,178  1,097,056   SH      Sole                             1,028,956     68,100
THERMO FISHER
  SCIENTIFIC           Common Stocks   883556102      593     17,400   SH      Sole                                   200     17,200
AUTOMATIC DATA
  PROCESSING INC       Common Stocks   053015103      950     24,150   SH      Sole                                 2,450     21,700
AVON PRODS INC         Common Stocks   054303102   46,622  1,940,150   SH      Sole                             1,819,650    120,500
BERKSHIRE HATHAWAY
  INC DEL CL           Common Stocks   084670207      482        150   SH      Sole                                   150
CATERPILLAR
  INC DEL COM          Common Stocks   149123101   66,800   1,495,400  SH      Sole                             1,386,100    109,300
DANAHER CORP DEL       Common Stocks   235851102   56,249     993,615  SH      Sole                               916,115     77,500
EMERSON ELEC CO        Common Stocks   291011104   62,151   1,697,655  SH      Sole                             1,568,455    129,200
GENERAL ELECTRIC CO    Common Stocks   369604103   56,150   3,466,053  SH      Sole                             3,236,253    229,800
INTERNATIONAL
  BUSINESS MACHS       Common Stocks   459200101   54,696     649,900  SH      Sole                               597,300     52,600
ISHARES RUSSELL
  1000 GROWTH         Russell 1000 GRW 464287614    4,536     122,400  SH      Sole                               122,400
L-3 COMMUNICATIONS
  HLDGS INC            Common Stocks   502424104   56,774     769,500  SH      Sole                               707,750     61,750
LOEWS CORP             Common Stocks   540424108   49,463   1,750,902  SH      Sole                             1,650,202    100,700
MCDONALDS CORP         Common Stocks   580135101   80,334   1,291,757  SH      Sole                             1,209,607     82,150
PARKER HANNIFIN CORP   Common Stocks   701094104   64,653   1,519,823  SH      Sole                             1,408,023    111,800
PROCTER & GAMBLE CO    Common Stocks   742718109   18,172     293,950  SH      Sole                               270,650     23,300
SCHLUMBERGER LTD.      Common Stocks   806857108   11,573     273,400  SH      Sole                               256,400     17,000
SPDR TRUST SERIES 1         SPDR       78462F103    1,922      21,300  SH      Sole                                13,300      8,000
UNITED TECHNOLOGIES    Common Stocks   913017109   16,836     314,100  SH      Sole                               294,600     19,500
VANGUARD 500 INDEX
  FUND - INV                ETF        922908108    1,492      17,961  SH      Sole                                17,961
WAL MART STORES INC    Common Stocks   931142103      583      10,400  SH      Sole                                10,400
CHEVRON CORP NEW       Common Stocks   166764100   75,654   1,022,766  SH      Sole                               946,716     76,050
DEVON ENERGY CORP NEW  Common Stocks   25179M103   59,376     903,610  SH      Sole                               828,910     74,700
OCCIDENTAL PETE
  CORP DEL             Common Stocks   674599105   83,509   1,392,045  SH      Sole                             1,292,081     99,964
XTO ENERGY INC COM     Common Stocks   98385X106   72,400   2,052,749  SH      Sole                             1,905,949    146,800
AT&T INC COM           Common Stocks   00206R102    1,034      36,296  SH      Sole                                32,596      3,700
CONSOLIDATED
  EDISON INC           Common Stocks   209115104   68,274   1,753,766  SH      Sole                             1,618,300    135,466
DOW CHEM CO COM        Common Stocks   260543103   37,568   2,489,600  SH      Sole                             2,220,600    269,000
DUKE ENERGY CORP NEW   Common Stocks   26441C105   63,216   4,211,571  SH      Sole                             3,871,171    340,400
PFIZER INC COM         Common Stocks   717081103   74,524   4,208,029  SH      Sole                             4,003,663    204,366
SOUTHERN CO COM        Common Stocks   842587107   75,427   2,038,575  SH      Sole                             1,887,175    151,400
TECO ENERGY INC COM    Common Stocks   872375100      778      63,000  SH      Sole                                 7,000     56,000

Total                                           1,562,935

